Note 19 Deferred tax assets and liabilities annual variations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Deffered tax assets and liabilities [Line Items]
Deferred tax assets	€ 14,641	€ 14,747	[1],[2]	€ 14,917
Deferred tax liabilities	1,677	1,520	[1],[2]	1,769
Deferred tax assets and liabilities	14,354	14,641		14,747	[2]
Deferred tax liabilities	2,458	1,677		1,520	[2]
Deferred assets [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax pensions	89	23		6
Deferred tax financials instruments	266	(409)		70
Deferred tax loss allowances	31	293		158
Deferred tax others	28	206		160
Deferred tax guaranteed tax assets	(555)	(155)		(615)
Deferred tax tax losses	(146)	(64)		51
Deferred liabilities [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax pensions	0	0		0
Deferred tax financials instruments	154	204		(567)
Deferred tax loss allowances	0	0		0
Deferred tax others	627	(47)		318
Deferred tax guaranteed tax assets	0	0		0
Deferred tax tax losses	€ 0	€ 0		€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[2]	(2) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).